INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of income tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2025	2024

Loss before income taxes	$4,519	$4,576

Income tax recovery at statutory rates	(1,220)	(1,235)
Difference of foreign tax rates	-	(3)
Non-deductible expenses and non-taxable portion of capital gains	746	733
Changes in unrecognized deferred tax assets and other	492	536
Income tax expense	$18	$31

Income tax expense consists of:
Current income taxes	$-	$-
Deferred income taxes	18	31
	$18	$31

Disclosure of deferred taxes [Table Text Block]
	2025	2024
Deferred tax liability at the beginning of the year	$-	$-
Tax expense relating to the loss from continuing operations	(18)	(31)
Tax recovery relating to components of other comprehensive loss	18	31
Deferred tax liability at the end of the year	$-	$-

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	2025	2024
Mineral properties	$(2,169)	$(2,221)
Loss carry-forwards	2,169	2,221
	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2025	2024
Tax Losses:
Operating loss carry-forwards - Canada	$163,451	$162,555
Operating loss carry-forwards - South Africa	101,638	112,981
	$265,089	$275,536
Temporary Differences:
Mineral properties	$7,281	$7,416
Financing Costs	1,641	1,272
Property, plant and equipment	688	692
Foreign Exchange	38,833	27,807
Other	927	1,244
	$49,370	$38,431